November 1, 2001




VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      The Hennessy Funds, Inc.
                           File Nos. 333-00227 and 811-07493
                           Rule 497(j) Certification

Ladies & Gentlemen:

         The undersigned officer of The Hennessy Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

         1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 7 to Form N-1A Registration Statement filed by the Company on October 29, 2001, which is the most recent amendment to such registration statement; and

         2. the text of Post-Effective Amendment No. 7 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 29, 2001.

                                 Very truly yours,

                                 HENNESSY FUNDS, INC.



                                 By:  /s/ Teresa M. Nilsen
                                      ------------------------------
                                          Teresa M. Nilsen
                                          Vice President